Equity - Other Equity Instruments (Details) € / shares in Units, € in Millions, $ in Millions				12 Months Ended
	Jun. 07, 2023	Sep. 25, 2017 € / shares shares	Sep. 24, 2014 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jun. 07, 2043	Jun. 07, 2028	Dec. 31, 2017 USD ($)	Dec. 07, 2017 EUR (€)	Sep. 20, 2017 shares	Dec. 07, 2016 shares	Nov. 11, 2016 shares	Nov. 13, 2015 shares
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 47,375
Swap rate term	5 years 6 months
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				32,903
Retained earnings
Disclosure of detailed information about borrowings [line items]
Payments on undated deeply subordinated securities				(263)	€ (255)	€ (247)
Notes mandatorily convertible into shares
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes			€ 1,500
Notes mandatorily convertible into shares | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Convertible notes, interest rate			4.90%
Option to convert treasury shares into fix ratio
Disclosure of detailed information about borrowings [line items]
Payments of coupons				74	74
Term debt | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				7,518	6,518	5,518
Exercisable from issuer in 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 1,000	0	0				€ 1,000
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.625%					2.625%
Exercisable from issuer in 2023 | Fixed interest rate | Telefónica Europe, B.V.
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.327%						3.327%	2.577%		2.625%
Exercisable from issuer in 2022 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 1,000	1,000	0
Exercisable from issuer in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.75%					3.75%
Exercisable From Issuer In 2020, Issued 09/15/16 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 452	452	452
Exercisable From Issuer In 2020, Issued 09/15/16 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				8.50%					8.50%
Exercisable From Issuer In 2019 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 850	850	850
Exercisable From Issuer In 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				4.20%					4.20%
Exercisable From Issuer In 2020, Issued 03/25/14 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 750	750	750
Exercisable From Issuer In 2020, Issued 03/25/14 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.00%					5.00%
Exercisable From Issuer In 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 1,000	1,000	1,000
Exercisable From Issuer In 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.875%					5.875%
Exercisable From Issuer In 2020, Issued 11/26/13 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 716	716	716
Exercisable From Issuer In 2020, Issued 11/26/13 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				6.75%					6.75%
Exercisable From Issuer In 2018 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 1,125	1,125	1,125
Exercisable From Issuer In 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				6.50%					6.50%
Exercisable From Issuer In 2021 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities				€ 625	€ 625	€ 625
Exercisable From Issuer In 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				7.625%					7.625%
Issued by separate lender | Gross carrying amount | Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities | $									$ 500
Convertible notes converted into debt
Disclosure of detailed information about borrowings [line items]
Carrying value of deeply subordinated securities			€ 215
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares		154,341,669									154,326,696	137,233,781	137,233,781	110,857,946
Convertible notes conversion price (EUR per share) | € / shares		€ 9.7174
Treasury shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares											14,973